STOCKHOLDERS' EQUITY - Share Redemption Program (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Redemptions of common stock	$ 19,191	$ 19,514	$ 48,066	$ 84,088	$ 93,830
Unfulfilled redemption requests (shares)			44,500,000
The Share Redemption Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, required holding period			1 year
Stock repurchase program, termination notice period			30 days
Stock repurchased and retired during period (shares)			6,000,000.0	9,500,000	9,800,000
Redemptions of common stock			$ 48,100	$ 84,100	$ 93,800
The Share Redemption Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Stock redemption program, number of shares authorized to be repurchased, percentage of weighted average number of shares outstanding			5.00%
Stock repurchase program, number of shares authorized to be repurchased per quarter, prior year percentage of weighted average number of shares outstanding			1.25%
Stock redemption program, redemption priority (shares)			250